Condensed Interim Balance Sheets ₪ in Thousands, $ in Thousands		Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Jun. 30, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 38,752		₪ 72,467	₪ 33,916
Other receivables | ₪		2,467		656	1,258
Current assets | ₪		41,219		73,123	35,174
LONG-TERM ASSETS:
Property, plant and equipment | ₪		36,937		34,981	32,475
Right-of-use assets | ₪		6,662		7,136	7,610
Other long-term assets | ₪		891		510	510
Non-current assets | ₪		44,490		42,627	40,595
Total assets | ₪		85,709		115,750	75,769
CURRENT LIABILITIES:
Trade payables | ₪		4,070		17,062	7,977
Operating lease liabilities | ₪		676		694	686
Other payables | ₪		1,609		1,203	1,348
Current liabilities | ₪		6,355		18,959	10,011
LONG-TERM LIABILITIES:
Liability in respect of government grants | ₪		12,686		14,812	14,621
Operating lease liabilities | ₪		6,457		6,809	7,076
Loan from others | ₪		122,041		123,780	110,971
Warrants | ₪				16,354	5,517
Severance pay liability, net | ₪		92		89	86
Long-term liabilities | ₪		141,276		161,844	138,271
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 600,000,000, 391,000,000 and 600,000,000 shares at June 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively; Issued and outstanding: 460,822,640, 261,419,599 and 402,351,657 shares at June 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively | ₪	[1]
Share premium | ₪		304,089		255,285	185,454
Accumulated deficit | ₪		(366,011)		(320,338)	(257,967)
Equity | ₪		(61,922)		(65,053)	(72,513)
Equity and liabilities | ₪		₪ 85,709		₪ 115,750	₪ 75,769
USD
CURRENT ASSETS:
Cash and cash equivalents | $			$ 11,181
Other receivables | $			712
Current assets | $			11,893
LONG-TERM ASSETS:
Property, plant and equipment | $			10,658
Right-of-use assets | $			1,922
Other long-term assets | $			257
Non-current assets | $			12,837
Total assets | $			24,730
CURRENT LIABILITIES:
Trade payables | $			1,175
Operating lease liabilities | $			195
Other payables | $			465
Current liabilities | $			1,835
LONG-TERM LIABILITIES:
Liability in respect of government grants | $			3,660
Operating lease liabilities | $			1,863
Loan from others | $			35,211
Warrants | $
Severance pay liability, net | $			26
Long-term liabilities | $			40,760
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 600,000,000, 391,000,000 and 600,000,000 shares at June 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively; Issued and outstanding: 460,822,640, 261,419,599 and 402,351,657 shares at June 30, 2020 and 2019 (unaudited) and December 31, 2019, respectively | $	[1]
Share premium | $			87,735
Accumulated deficit | $			(105,600)
Equity | $			(17,865)
Equity and liabilities | $			$ 24,730

[1]	Represents less than NIS\USD 1.